LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2023	2022
Old Credit Facility(i)(ii)	$(2,323)	$(3,115)
Term Loan Facility(i)(iii)	599,333	—
2020 Notes(i)(iii)	198,945	198,798
2018 Notes(i)(iii)	348,657	348,487
2017 Notes(i)(iii)	299,103	298,886
2016 Notes(i)(iii)	249,530	349,316
2015 Note(i)(iii)	49,886	49,821
2012 Notes(i)(iii)	99,955	99,877
Total debt	$1,843,086	$1,342,070
Less: current portion	100,000	100,000
Total long-term debt	$1,743,086	$1,242,070

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	There were no amounts outstanding under the Old Credit Facility (as defined below) as at December 31, 2023 and December 31, 2022. The December 31, 2023 and December 31, 2022 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of December 22, 2026 (2022 — December 22, 2026).
(iii)	The Term Loan Facility, 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note and 2012 Notes are defined below.

Schedule of Debt Principal Repayments

	2024	2025	2026	2027	2028	Thereafter	Total
Term Loan Facility	$—	$600,000	$—	$—	$—	$—	$600,000
2020 Notes	—	—	—	—	—	200,000	200,000
2018 Notes	—	—	—	—	45,000	305,000	350,000
2017 Notes	—	40,000	—	100,000	—	160,000	300,000
2016 Notes	—	—	200,000	—	50,000	—	250,000
2015 Note	—	50,000	—	—	—	—	50,000
2012 Notes	100,000	—	—	—	—	—	100,000
Total	$100,000	$690,000	$200,000	$100,000	$95,000	$665,000	$1,850,000

Schedule of finance costs

	Year Ended December 31,
	2023	2022
Interest on Notes	$57,192	$64,481
Interest on Term Loan Facility	26,273	—
Interest on Old Credit Facility	10,928	536
Old Credit Facility fees	6,374	3,859
Amortization of credit and term loan financing and note issuance costs	3,290	3,042
Accretion expense on reclamation provisions	32,906	15,951
Interest on lease obligations and other interest expense (income)	(3,699)	(1,290)
Interest capitalized to assets under construction	(3,177)	(3,644)
Total finance costs	$130,087	$82,935

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series B	$200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$250,000